Financial assets and liabilities (Details 1)	Dec. 31, 2021 ARS ($)
Statement [Line Items]
Trade And Other Receivables	$ 53,181,233,000
Less than 90 Days
Statement [Line Items]
Trade And Other Receivables	1,169,947,000
90 - 180 Days
Statement [Line Items]
Trade And Other Receivables	105,000
180 - 270 Days
Statement [Line Items]
Trade And Other Receivables	0
270 - 360 Days
Statement [Line Items]
Trade And Other Receivables	0
Greater than 360 Days
Statement [Line Items]
Trade And Other Receivables	26,061,000
To Due
Statement [Line Items]
Trade And Other Receivables	$ 51,985,120,000